5. DEBT (Tables)	9 Months Ended
Sep. 30, 2012
Debt Tables
Long Term Debt

	September 30, 2012	December 31, 2011
Kinergy operating line of credit	$17,158	$20,432
Senior unsecured notes	10,000	–
Note payable to related party	750	750
Plant Owners’ term debt	52,687	51,279
Plant Owners’ operating line of credit	38,500	21,978
	119,095	94,439
Less short-term portion	(50,105)	(750)
Long-term debt	$68,990	$93,689